Employee Benefits - Disclosure of Detailed Information About Employee Benefits (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term employee benefits expense [abstract]
Salaries and wages	€ 10,783	€ 9,556	€ 5,166
WBSO subsidy	(4,257)	(3,523)	(1,721)
Social security premiums	919	621	382
Health insurance	330	222	27
Pension costs	749	652	507
Share-based compensation	7,925	12,815	3,307
Other personnel expense	1,835	656	442
Total employee benefits expense	€ 18,284	€ 20,999	€ 8,110